INCOME TAXES - Reconciliation of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns
Balance at beginning of the year	$ 111	$ 127	$ 108
Increase associated with tax positions taken during the current year	8	8	33
Increase (decrease) associated with tax positions taken during a prior year	(1)	(3)	13
Settlements	(18)	(20)	(5)
Decrease associated with lapses in statutes of limitations	(10)	(1)	(22)
Balance at end of the year	$ 90	$ 111	$ 127